Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Summary of Exposure to Foreign Currency Risk
The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2020		June 30, 2019
	USD	EUR	USD	EUR
Cash in bank	5,109,237	5,648,580	10,023,299	1,556,444
Trade and other receivables	—	1,201,913	85,555	3,740,827
Trade and other payables	(404,525)	(581,556)	(921,843)	(1,267,647)

Summary of Credit Quality of Financial Assets
The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings:

	June 30, 2020	June 30, 2019
	$	$
Cash at bank and short-term bank deposits
Minimum rating of A	26,322,047	16,567,982

Summary of Contractual Undiscounted Cash Flows
The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At June 30, 2020	Less than 12 months $	Between 1 and 5 years $	More than 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	2,934,371	—	—	2,934,371	2,934,371
Convertible note liability (refer note 15)	—	—	17,876,076	17,876,076	8,789,113
Lease liability	137,025	136,154	—	273,179	262,383

	3,071,396	136,154	17,876,076	21,083,626	11,985,867

Contractual maturities of financial liabilities At June 30, 2019	Less than 12 months $	More than 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	5,060,368	—	5,060,368	5,060,368
Convertible note liability (refer note 15)	—	17,876,076	17,876,076	7,642,707

	5,060,368	17,876,076	22,936,444	12,703,075

Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value
The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value at June 30, 2020 and June 30, 2019 on a recurring basis:

At June 30, 2020	Level 1 $	Level 2 $	Level 3 $	Total $
Liabilities
Convertible note liability	—	—	8,789,113	8,789,113
Warrant liability	—	949,600	—	949,600

Total liabilities	—	949,600	8,789,113	9,738,713

At June 30, 2019	Level 1 $	Level 2 $	Level 3 $	Total $
Liabilities
Convertible note liability	—	—	7,642,707	7,642,707
Warrant liability	—	3,164,413	—	3,164,413

Total liabilities	—	3,164,413	7,642,707	10,807,120